SCHEDULE OF INVESTMENTS
InvestEd 50 Portfolio (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

Registered Investment Companies – 8.7%
iShares Core MSCI EAFE ETF	14	$848
iShares Core S&P 500 ETF	6	1,860

		2,708

TOTAL INVESTMENT FUNDS – 8.7%		$2,708

(Cost: $2,837)

AFFILIATED MUTUAL FUNDS

Ivy Core Equity Fund, Class N	127	2,268
Ivy Corporate Bond Fund, Class N	147	1,016
Ivy Crossover Credit Fund, Class N	21	235
Ivy Emerging Markets Equity Fund, Class N	56	1,325
Ivy Global Bond Fund, Class N	38	391
Ivy Government Securities Fund, Class N	1,573	9,090
Ivy High Income Fund, Class N	35	235
Ivy International Core Equity Fund, Class N	98	1,627
Ivy International Small Cap Fund, Class N	35	437
Ivy Large Cap Growth Fund, Class N	82	2,516
Ivy LaSalle Global Real Estate Fund, Class N	24	230
Ivy Limited-Term Bond Fund, Class N	142	1,572
Ivy Mid Cap Growth Fund, Class N	31	1,173
Ivy Mid Cap Income Opportunities Fund, Class N	24	340
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	17	149
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	73	924
Ivy Pzena International Value Fund, Class N	30	416
Ivy Securian Core Bond Fund, Class N	280	3,139
Ivy Small Cap Growth Fund, Class N	15	378
Ivy Value Fund, Class N	34	683

TOTAL AFFILIATED MUTUAL FUNDS – 91.0%		$28,144

(Cost: $28,703)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	107	107

TOTAL SHORT-TERM SECURITIES – 0.3%		$107

(Cost: $107)

TOTAL INVESTMENT SECURITIES – 100.0%		$30,959

(Cost: $31,647)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		2

NET ASSETS – 100.0%		$30,961

Notes to Schedule of Investments

(A)Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,708	$—	$—
Affiliated Mutual Funds	28,144	—	—
Short-Term Securities	107	—	—

Total	$30,959	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$31,647

Gross unrealized appreciation	5

Gross unrealized depreciation	(693)

Net unrealized depreciation	$(688)